STOCK OPTIONS (Details 3) - Options [Member]	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 31, 2023
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil	Nil
Risk-free interest rate	4.56%	3.89%
Expected life	4 years	4 years
Expected volatility	86.00%	86.00%